Financial Risk Management Objectives and Policies (Details) - Schedule of Exchange Rates	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)
Schedule of Exchange Rates [Abstract]
Impact on loss for the period	$ 312,908		$ 202,507
Impact on other components of equity		$ 37		$ 6,567